Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of Components of Accrued Expenses and Other Current Liabilities

Components of accrued expenses and other current liabilities are as follows as of December 31:

	2022	2023	2023
	HK$	HK$	US$
Accrued bonus	1,099,913	1,319,259	168,900
Accrued legal and professional fee	201,380	168,000	21,508
Accrued expenses	542,953	295,006	37,769
	1,844,246	1,782,265	228,177